FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Details of Derivative Instruments (Details) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2025 CAD ($)	Feb. 28, 2025 CAD ($)	Dec. 31, 2025 CAD ($) $ / $	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2024 CAD ($) $ / $	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net cash (paid) received on settlement			$ 114,000,000		$ 107,000,000
Hedging effect, net proceeds received from issuances		$ 4,000,000,000.0
Senior Notes Issued 2025 7.000% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 1,100
Coupon rate	7.00%		7.00%				7.00%
Senior Notes Issued 2025 7.125% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 1,000
Coupon rate	7.125%		7.125%				7.125%
Senior Notes Issued 2024 5.000% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 1,250
Coupon rate	5.00%		5.00%				5.00%
Senior Notes Issued 2024 5.300% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 1,250
Coupon rate	5.30%		5.30%				5.30%
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional			$ 332,000,000	$ 241	$ 371,000,000	$ 271
Debt derivatives entered, exchange rate | $ / $			1.378	1.378	1.369	1.369
Debt derivatives settled			$ 334,000,000	$ 247	$ 283,000,000	$ 214
Debt derivatives settled, exchange rate | $ / $			1.352	1.352	1.322	1.322
Net cash (paid) received on settlement	$ 25,000,000
Debt derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0		$ 0
Debt derivatives | Credit facilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional			$ 13,695,000,000	$ 9,825	$ 20,407,000,000	$ 14,943
Debt derivatives entered, exchange rate | $ / $			1.394	1.394	1.366	1.366
Debt derivatives settled			$ 15,171,000,000	$ 10,873	$ 23,368,000,000	$ 17,136
Debt derivatives settled, exchange rate | $ / $			1.395	1.395	1.364	1.364
Net cash (paid) received on settlement			$ (32,000,000)		$ 87,000,000
Debt derivatives | US commercial paper program
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional			$ 729,000,000	$ 517	$ 2,758,000,000	$ 2,008
Debt derivatives entered, exchange rate | $ / $			1.410	1.410	1.374	1.374
Debt derivatives settled			$ 1,175,000,000	$ 831	$ 2,478,000,000	$ 1,807
Debt derivatives settled, exchange rate | $ / $			1.414	1.414	1.371	1.371
Net cash (paid) received on settlement			$ (1,000,000)		$ 13,000,000
Debt derivatives | Senior Notes Issued 2025 7.000% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Hedging effect, fixed hedged interest rate	5.44%		5.44%				5.44%
Hedging effect, net proceeds received from issuances			$ 1,575,000,000
Debt derivatives | Senior Notes Issued 2025 7.125% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Hedging effect, fixed hedged interest rate	5.862%		5.862%				5.862%
Hedging effect, net proceeds received from issuances			$ 1,432,000,000
Debt derivatives | Senior Notes Issued 2024 5.000% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Hedging effect, fixed hedged interest rate	4.735%		4.735%				4.735%
Hedging effect, net proceeds received from issuances			$ 1,684,000,000
Debt derivatives | Senior Notes Issued 2024 5.300% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Hedging effect, fixed hedged interest rate	5.107%		5.107%				5.107%
Hedging effect, net proceeds received from issuances			$ 1,683,000,000